Semi
Annual
Report

[GRAPHIC OMITTED]

                                                           JANUARY 31, 2003


FRANKLIN GOLD AND
PRECIOUS METALS FUND

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FRANKLIN(R) TEMPLETON(R)
INVESTEMENTS

         THANK YOU FOR INVESTING WITH
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


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN GOLD AND PRECIOUS METALS FUND SEEKS CAPITAL APPRECIATION WITH CURRENT INCOME, BY INVESTING AT LEAST 80% OF TOTAL NET ASSETS IN SECURITIES OF COMPANIES THAT MINE, PROCESS OR DEAL IN GOLD OR OTHER PRECIOUS METALS.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin Gold and Precious Metals Fund's semiannual report, covering the period ended January 31, 2003. While volatility continued to be a hallmark of the broader equity markets, gold markets improved throughout the six months under review, strengthening gold's historical claim as an alternative asset in times of uncertainty. Gold and other hard assets attracted increased attention from institutional and retail investors. Geopolitical instability, a soft U.S. economy and U.S. dollar weakness supported gold's strong performance.

Gold prices began the reporting period at $304 per ounce and strengthened throughout the period as the U.S. dollar weakened and muted economic data weighed heavily on the overall stock market. Continued reductions in gold producers' hedgebooks -- which effectively took gold off the market -- also contributed to higher prices. From December 2002 through period-end, as United Nations weapons inspectors searched Iraq, gold prices spiked from $318 to $368, a five-year high.



CONTENTS

Shareholder Letter ................   1

Performance Summary ...............   5

Financial Highlights &
Statement of Investments ..........   7

Financial Statements ..............  13

Notes to
Financial Statements ..............  17

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:
FUND CATEGORY


Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 11.

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------

PRECIOUS METALS PRICES (8/1/02-1/31/03) 1
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               Gold        Platinum         Palladium
8/1/02        $303.55       $531.60          $320.00
8/2/02        $307.35       $526.70          $319.30
8/9/02        $314.55       $552.50          $323.10
8/16/02       $313.95       $553.50          $318.50
8/23/02       $307.05       $545.00          $324.00
8/30/02       $312.75       $566.50          $324.00
9/6/02        $320.25       $543.90          $334.40
9/13/02       $316.85       $557.40          $341.50
9/20/02       $322.15       $559.50          $330.00
9/27/02       $319.95       $560.50          $317.10
10/4/02       $322.25       $561.40          $318.00
10/11/02      $316.75       $590.60          $323.40
10/18/02      $312.85       $594.00          $322.00
10/25/02      $313.85       $593.30          $313.40
11/1/02       $319.75       $582.10          $311.75
11/8/02       $321.55       $586.90          $305.25
11/15/02      $320.55       $602.60          $294.10
11/22/02      $321.05       $594.40          $274.00
11/29/02      $318.15       $592.00          $262.00
12/6/02       $326.25       $597.50          $251.00
12/13/02      $333.15       $603.00          $239.50
12/20/02      $340.75       $589.50          $229.00
12/27/02      $349.25       $587.20          $234.00
1/3/03        $351.25       $605.00          $241.55
1/10/03       $354.75       $622.50          $267.00
1/17/03       $356.55       $626.00          $258.00
1/24/03       $368.25       $646.50          $264.50
1/31/03       $368.15       $675.50          $260.00


Although platinum is generally more sensitive to economic conditions than gold, it also performed well during the period. Platinum prices rose from $532 per ounce on August 1, 2002, to $676 on January 31, 2003, a 22-year high. On the other hand, palladium prices declined from $320 to $260 per ounce during the period. The palladium market remained volatile and illiquid, reflecting persistent concerns over weakening demand for this auto-catalyst metal due to slowing automobile production and the potential of increasing supply from Russia.

In this environment, Franklin Gold and Precious Metals Fund - Class A posted a +27.50% cumulative total return for the six months ended January 31, 2003, as shown in the Performance Summary beginning on page 5. By comparison, the broad Standard & Poor's 500 Composite Index (S&P 500) had a -5.26% total return, and the sector-specific Financial Times Gold Mines Index posted a +23.67% price return during the same period. 2





1. Sources: N.M. Rothschild & Sons, London; Swiss Bank Corp., Zurich; Credit Swiss, Zurich; Republic National Bank, New York; and Mase Westpac, Sydney. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

2. Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Financial Times Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 HOLDINGS
1/31/03

COMPANY                        % OF TOTAL
INDUSTRY, COUNTRY              NET ASSETS
-----------------------------------------

Barrick Gold Corp.                 9.5%
LONG-LIFE GOLD MINES,
CANADA

AngloGold Ltd., Ord.,
ADR & CUFS                         8.7%
LONG-LIFE GOLD MINES,
SOUTH AFRICA

Newmont Mining Corp.
Holding Co.                        8.5%
LONG-LIFE GOLD MINES, U.S.

Impala Platinum Holdings
Ltd., Ord. & ADR                   7.1%
PLATINUM & PALLADIUM,
SOUTH AFRICA

Harmony Gold Mining
Co. Ltd.                           6.0%
LONG-LIFE GOLD MINES,
SOUTH AFRICA

Anglo American
Platinum Corp. Ltd., ADR           5.8%
PLATINUM & PALLADIUM,
SOUTH AFRICA

Placer Dome Inc. (U.S.
and Australia traded)              4.7%
LONG-LIFE GOLD MINES,
CANADA

Freeport-McMoRan
Copper & Gold Inc., B              4.0%
GOLD & DIVERSIFIED
RESOURCES, U.S.

Compania De Minas
Buenaventura SA,
Ord. & ADR                         3.9%
LONG-LIFE GOLD MINES, PERU

Gold Fields Ltd., Ord. & ADR       3.8%
LONG-LIFE GOLD MINES,
SOUTH AFRICA

The Fund's performance benefited from its more diversified holdings in platinum companies and overweighted position in high-quality, large-capitalization gold companies. Additionally, we took small positions in some attractive junior companies in light of ongoing consolidation within the gold mining industry and selected smaller companies' markedly improved prospects. Recent purchases Kingsgate Consolidated and Oxiana Resources already produced positive returns for the Fund. We also sought to position the Fund for improving gold prices by increasing our holdings in Kinross Gold, Randgold Resources and African Rainbow Minerals Gold.

Recognizing the benefits of geographic and asset diversification, we continued to maintain the Fund's largest holdings in top-tier gold producers with widely diversified mine assets. Our largest positions at period-end were Barrick Gold, AngloGold and Newmont Mining. We retained significant positions in platinum group metals (PGM) producers, most notably Impala Platinum Holdings, consistent with our belief that the PGM market will gain from positive long-term supply and demand characteristics.

Given gold's strong performance in recent months and continued geopolitical and economic uncertainty, we are increasingly optimistic about the industry's fundamentals. We see favorable supply stability and demand for physical gold as key factors supporting gold equities going forward. Believing that gold mining companies are long-term growth vehicles, we will seek to invest in what we consider to be high-quality mining companies with quality management and attractive reserve and production profiles. As discussed in the prospectus, however, such investments are subject to special risks, including those related to fluctuations in the price of gold and other precious



GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

South Africa 35.1%
Canada 22.7%
U.S. 14.3%
Australia 5.5%
U.K. 5.0%
Peru 3.9%
Ghana 2.8%
Papua New Guinea 1.8%
Short-Term Invesments & Other Net Assets 8.8%



PORTFOLIO BREAKDOWN
Based on Total Net Assets
1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Long-Life Gold Mines 60.2%
Platinum & Palladium 16.4%
Medium-Life Gold Mines 9.1%
Gold & Diversified Resources 4.8%
Gold Exploration 0.7%
Short-Term Investments & Other Net Assets 8.8%

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------



metals, world currency movements and uncertainty posed by foreign investing in developing markets. Also, as a non-diversified fund, we may invest in a relatively small number of issuers, which could result in a greater risk of loss.

We appreciate your continued participation in Franklin Gold and Precious Metals Fund and welcome your comments and suggestions.

Sincerely,

/S/SIGNATURE
Stephen M. Land
Portfolio Manager
Franklin Gold and Precious Metals Fund


--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$2.69         $12.97    $10.28
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                $0.1145

CLASS B                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$2.64         $12.75    $10.11
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                $0.0842

CLASS C                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$2.69         $12.87    $10.18
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                $0.0619

ADVISOR CLASS                  CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$2.75         $13.28    $10.53
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                $0.1383



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

PERFORMANCE


CLASS A                               6-MONTH   1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1             +27.50%  +29.00%    +55.47%     +73.46%
Average Annual Total Return 2         +20.13%  +21.58%     +7.95%      +5.04%
Value of $10,000 Investment 3         $12,013  $12,158    $14,660     $16,351
Avg. Ann. Total Return (12/31/02) 4            +29.42%     +8.85%      +4.96%

                                                                     INCEPTION
CLASS B                               6-MONTH   1-YEAR     3-YEAR    (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return 1             +27.11%  +28.12%    +48.46%     +72.30%
Average Annual Total Return 2         +23.11%  +24.12%    +13.30%     +13.92%
Value of $10,000 Investment 3         $12,311  $12,412    $14,546     $17,030
Avg. Ann. Total Return (12/31/02) 4            +32.37%    +10.21%     +13.75%

                                                                     INCEPTION
CLASS C                               6-MONTH   1-YEAR     5-YEAR    (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1             +27.15%  +28.16%    +50.30%      -0.51%
Average Annual Total Return 2         +24.92%  +25.91%     +8.27%      -0.19%
Value of $10,000 Investment 3         $12,492  $12,591    $14,879      $9,851
Avg. Ann. Total Return (12/31/02) 4            +34.20%     +9.23%      -0.34%

ADVISOR CLASS 5                       6-MONTH   1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1             +27.68%  +29.40%    +60.74%     +82.21%
Average Annual Total Return 2         +27.68%  +29.40%     +9.96%      +6.18%
Value of $10,000 Investment 3         $12,768  $12,940    $16,074     $18,221
Avg. Ann. Total Return (12/31/02) 4            +37.79%    +10.91%      +6.10%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.84% and +1.71%.


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights

                                                                             CLASS A
                                                    ---------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    JANUARY 31, 2003             YEAR ENDED JULY 31,
                                                    ---------------------------------------------------------------
                                                      (UNAUDITED)    2002     2001       2000      1999      1998
                                                    ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $10.28    $ 8.88    $7.90      $8.30     $7.48    $11.44
                                                    ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................           .08       .13      .25        .10       .07       .10
 Net realized and unrealized gains (losses)                2.72      1.52      .84       (.46)      .79     (3.96)
                                                    ---------------------------------------------------------------
Total from investment operations ................          2.80      1.65     1.09       (.36)      .86     (3.86)
Less distributions from net investment income              (.11)     (.25)    (.11)      (.04)     (.04)     (.10)
                                                    ---------------------------------------------------------------
Net asset value, end of period ..................        $12.97    $10.28    $8.88      $7.90     $8.30    $ 7.48
                                                    ---------------------------------------------------------------

Total return b ..................................        27.50%    18.97%   13.91%    (4.42)%    11.51%  (33.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $289,652  $200,627 $164,004   $156,236  $205,889  $189,591
Ratios to average net assets:
 Expenses .......................................         1.06% c   1.13%    1.32%      1.34%     1.31%     1.19%
 Net investment income ..........................         1.38% c   1.18%    2.86%      1.17%      .85%     1.05%
Portfolio turnover rate .........................         2.40%    12.77%    7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                             CLASS B
                                                       ------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2003          YEAR ENDED JULY 31,
                                                       ------------------------------------------------------
                                                          (UNAUDITED)    2002       2001      2000      1999 d
                                                       ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................         $10.11   $ 8.76      $7.82     $8.26     $7.72
                                                       ------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .....................            .02      .01        .17       .01      (.04)
 Net realized and unrealized gains (losses) .........           2.70     1.55        .83      (.41)      .58
                                                       ------------------------------------------------------
Total from investment operations ....................           2.72     1.56       1.00      (.40)      .54
Less distributions from net investment income .......           (.08)    (.21)      (.06)     (.04)       --
                                                       ------------------------------------------------------
Net asset value, end of period ......................         $12.75   $10.11      $8.76     $7.82     $8.26
                                                       ------------------------------------------------------

Total return b ......................................         27.11%   18.14%     12.78%   (4.90)%     6.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................        $23,145  $10,964     $4,037    $2,779    $1,217
Ratios to average net assets:
 Expenses ...........................................          1.82% c  1.89%      2.08%     2.10%     2.10% c
 Net investment income (loss) .......................           .36% c   .12%      1.88%      .17%    (.84)% c
Portfolio turnover rate .............................          2.40%   12.77%      7.31%     3.53%     4.29%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the period July 1, 1999 (effective date) to July 31, 1999.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                           CLASS C
                                                  ---------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  JANUARY 31, 2003              YEAR ENDED JULY 31,
                                                  ---------------------------------------------------------------
                                                    (UNAUDITED)     2002     2001       2000      1999      1998
                                                  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $10.18    $ 8.80    $7.83      $8.23     $7.43    $11.37
                                                  ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................            .03       .04      .18        .03       .01       .03
 Net realized and unrealized gains (losses) ...           2.72      1.53      .83       (.43)      .80     (3.93)
                                                  ---------------------------------------------------------------
Total from investment operations ..............           2.75      1.57     1.01       (.40)      .81     (3.90)
Less distributions from net investment income             (.06)     (.19)    (.04)        -- d    (.01)     (.04)
                                                  ---------------------------------------------------------------
Net asset value, end of period ................         $12.87    $10.18    $8.80      $7.83     $8.23    $ 7.43
                                                  ---------------------------------------------------------------

Total return b ................................         27.15%    18.09%   12.89%    (4.85)%    10.85%  (34.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $58,641   $38,219  $22,220    $20,721   $23,473   $20,353
Ratios to average net assets:
 Expenses .....................................          1.76% c   1.88%    2.07%      2.10%     2.07%     1.96%
 Net investment income ........................           .58% c    .35%    2.11%       .36%      .08%      .25%
Portfolio turnover rate .......................          2.40%    12.77%    7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.
dIncludes distributions of net investment income in the amount of $.001.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                    ADVISOR CLASS
                                              ---------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2003              YEAR ENDED JULY 31,
                                              ---------------------------------------------------------------
                                                (UNAUDITED)     2002     2001       2000      1999      1998
                                              ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........       $10.53    $ 9.09    $8.09      $8.49     $7.61    $11.43
                                              ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................          .10      .15       .28        .11       .08       .14
 Net realized and unrealized gains (losses) .         2.79      1.56      .85       (.46)      .85     (3.84)
                                              ---------------------------------------------------------------
Total from investment operations ............         2.89      1.71     1.13       (.35)      .93     (3.70)
Less distributions from net investment income         (.14)     (.27)    (.13)      (.05)     (.05)     (.12)
                                              ---------------------------------------------------------------
Net asset value, end of period ..............       $13.28    $10.53    $9.09      $8.09     $8.49    $ 7.61
                                              ---------------------------------------------------------------

Total return b ..............................       27.68%    19.38%   14.04%    (4.21)%    12.30%  (32.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........       $7,561    $5,573   $3,574     $3,715    $3,204    $2,207
Ratios to average net assets:
 Expenses ...................................         .82% c    .90%    1.08%      1.10%     1.08%      .96%
 Net investment income ......................        1.57% c   1.29%    3.15%      1.24%      .98%     1.30%
Portfolio turnover rate .....................        2.40%    12.77%    7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return is not annualized for periods less than one year.
cAnnualized.

                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)


                                                                                          SHARES/
                                                                                          RIGHTS/
                                                                      COUNTRY            WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS, RIGHTS AND WARRANTS 91.2%
     GOLD AND DIVERSIFIED RESOURCES 4.8%
    aFreeport-McMoRan Copper & Gold Inc., B ...................     United States          803,011         $ 15,072,517
     Rio Tinto PLC ............................................    United Kingdom          170,401            3,114,598
    aSociedad Minera El Brocal SA .............................         Peru                 1,005                1,018
    aSociedad Minera El Brocal SA, rts., 2/11/03 ..............         Peru                 1,005                  303
                                                                                                           -------------
                                                                                                             18,188,436
                                                                                                           -------------
     GOLD EXPLORATION .7%
    aGabriel Resources Ltd. ...................................        Canada              948,000            2,754,374
                                                                                                           -------------
     LONG LIFE GOLD MINES 60.2%
    aAfrican Rainbow Minerals Gold Ltd. .......................     South Africa         1,215,000           11,909,810
     Agnico-Eagle Mines Ltd. ..................................        Canada              550,000            8,013,500
     AngloGold Ltd. ...........................................     South Africa           182,530            6,416,795
     AngloGold Ltd., ADR ......................................     South Africa           526,777           18,605,764
     AngloGold Ltd., CUFS .....................................     South Africa         1,142,700            8,138,698
    aAshanti Goldfields Co. Ltd., GDR .........................         Ghana            1,660,050           10,541,317
     Barrick Gold Corp. .......................................        Canada            2,183,371           35,916,453
     Compania De Minas Buenaventura SA ........................         Peru               100,593            1,385,897
     Compania De Minas Buenaventura SA, ADR ...................         Peru               483,993           13,382,406
     Gold Fields Ltd. .........................................     South Africa           704,999            9,194,885
     Gold Fields Ltd., ADR ....................................     South Africa           389,528            5,114,503
     Harmony Gold Mining Co. Ltd. .............................     South Africa         1,483,000           22,765,389
    aLihir Gold Ltd. ..........................................   Papua New Guinea       7,066,841            6,131,030
    aLihir Gold Ltd., 144A, ADR ...............................   Papua New Guinea          50,000              877,500
    aMeridian Gold Inc. .......................................        Canada              578,760            9,382,744
     Newmont Mining Corp. Holding Co. .........................     United States        1,112,914           32,218,860
    aOxiana Resources NL ......................................       Australia          4,500,000            1,556,363
     Placer Dome Inc. (US Traded) .............................        Canada              150,636            1,699,828
     Placer Dome Inc. (Australia Traded) ......................        Canada            1,433,820           16,173,490
    aRandgold Resources Ltd. ..................................    United Kingdom          221,000            6,464,250
    aWestern Areas Ltd. .......................................     South Africa           402,225            2,073,885
    aWestern Areas Ltd., ADR ..................................     South Africa            26,430              136,274
                                                                                                           -------------
                                                                                                            228,099,641
                                                                                                           -------------
     MEDIUM LIFE GOLD MINES 9.1%
    aGlamis Gold Ltd. .........................................     United States          345,000            4,191,750
     Kingsgate Consolidated Ltd. ..............................       Australia          1,035,148            2,536,443
    aKinross Gold Corp. .......................................        Canada            1,650,000            3,953,709
     Newcrest Mining Ltd. .....................................       Australia          3,415,050           13,192,555
    aRio Narcea Gold Mines Ltd. ...............................        Canada              650,000              954,884
    aRio Narcea Gold Mines, wts., 4/01/03 .....................        Canada              200,000              282,058
     Sons of Gwalia Ltd. ......................................       Australia          2,630,500            3,669,963
    aTVX Gold Inc. ............................................        Canada              360,000            5,507,182
                                                                                                           -------------
                                                                                                             34,288,544
                                                                                                           -------------

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)


                                                                                              SHARES/
                                                                                              RIGHTS/
                                                                          COUNTRY            WARRANTS              VALUE
----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS, RIGHTS AND WARRANTS (CONT.)
     PLATINUM & PALLADIUM 16.4%
     Anglo American Platinum Corp. Ltd., ADR ......................      South Africa           571,138         $ 21,952,174
     Anglo American PLC ...........................................     United Kingdom          256,100            3,496,023
     Anglo American PLC, ADR ......................................     United Kingdom          420,479            5,844,658
     Impala Platinum Holdings Ltd. ................................      South Africa           194,000           13,435,438
     Impala Platinum Holdings Ltd., ADR ...........................      South Africa           385,600           13,352,333
    aNorth American Palladium Ltd. ................................         Canada              427,500            1,395,599
    aStillwater Mining Co. ........................................      United States          615,550            2,634,554
                                                                                                                -------------
                                                                                                                  62,110,779
                                                                                                                -------------
     TOTAL COMMON STOCKS, RIGHTS AND WARRANTS (COST $280,715,626)                                                345,441,774
                                                                                                                -------------
     SHORT TERM INVESTMENTS (COST $39,498,960) 10.4%
    bFranklin Institutional Fiduciary Trust Money Market Portfolio       United States       39,498,960           39,498,960
                                                                                                                -------------
     TOTAL INVESTMENTS (COST $320,214,586) 101.6% .................                                              384,940,734
     OTHER ASSETS, LESS LIABILITIES (1.6)% ........................                                               (5,942,252)
                                                                                                                -------------
     NET ASSETS 100.0% ............................................                                             $378,998,482
                                                                                                                =============


     aNon-income producing
     bSee Note 6 regarding investments in the "Sweep Money Fund."

                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ....................................................  $320,214,586
                                                             =============
  Value ...................................................   384,940,734
 Cash .....................................................       817,775
 Receivables:
  Investment securities sold ..............................           848
  Capital shares sold .....................................     1,336,049
                                                             -------------
      Total assets ........................................   387,095,406
                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased .........................     6,894,363
  Capital shares redeemed .................................       465,260
  Affiliates ..............................................       452,832
  Shareholders ............................................       250,702
 Other liabilities ........................................        33,767
                                                             -------------
      Total liabilities ...................................     8,096,924
                                                             -------------
       Net assets, at value ...............................  $378,998,482
                                                             =============
Net assets consist of:
 Undistributed net investment income ......................  $  1,777,560
 Net unrealized appreciation (depreciation) ...............    64,715,418
 Accumulated net realized gain (loss) .....................   (47,415,489)
 Capital shares ...........................................   359,920,993
                                                             -------------
       Net assets, at value ...............................  $378,998,482
                                                             =============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2003 (UNAUDITED)

CLASS A:
 Net assets, at value ...............................................................  $289,651,572
                                                                                       =============
 Shares outstanding .................................................................    22,326,134
                                                                                       =============
 Net asset value per share a ........................................................        $12.97
                                                                                       =============
 Maximum offering price per share (Net asset value per share [DIVIDE] 94.25%) .......        $13.76
                                                                                       =============
CLASS B:
 Net assets, at value ...............................................................  $ 23,145,442
                                                                                       =============
 Shares outstanding .................................................................     1,815,088
                                                                                       =============
 Net asset value and maximum offering price per share a .............................        $12.75
                                                                                       =============
CLASS C:
 Net assets, at value ...............................................................  $ 58,640,705
                                                                                       =============
 Shares outstanding .................................................................     4,555,362
                                                                                       =============
 Net asset value per share a ........................................................        $12.87
                                                                                       =============
 Maximum offering price per share (Net asset value per share [DIVIDE] 99.00%) .......        $13.00
                                                                                       =============
ADVISOR CLASS:
 Net assets, at value ...............................................................   $ 7,560,763
                                                                                       =============
 Shares outstanding .................................................................       569,337
                                                                                       =============
 Net asset value and maximum offering price per share ...............................        $13.28
                                                                                       =============


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)


Investment Income:
 (net of foreign taxes of $81,121)
 Dividends .................................................................................  $ 3,791,656
                                                                                              ============
Expenses:
 Management fees (Note 3) ..................................................................      793,973
 Distribution fees (Note 3)
  Class A ..................................................................................      294,259
  Class B ..................................................................................       79,425
  Class C ..................................................................................      224,303
 Transfer agent fees (Note 3) ..............................................................      374,792
 Custodian fees ............................................................................       41,213
 Reports to shareholders ...................................................................       29,354
 Registration and filing fees ..............................................................       33,117
 Professional fees .........................................................................       12,674
 Directors' fees and expenses ..............................................................        7,153
 Other .....................................................................................        3,012
                                                                                              ------------
      Total expenses .......................................................................    1,893,275
                                                                                              ------------
       Net investment income ...............................................................    1,898,381
                                                                                              ------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
 Investments ...............................................................................   (1,249,652)
 Foreign currency transactions .............................................................      (57,627)
                                                                                              ------------
      Net realized gain (loss) .............................................................   (1,307,279)
Net unrealized appreciation (depreciation) on:
 Investments ...............................................................................   72,315,905
 Translation of assets and liabilities denominated in foreign currencies ...................      (10,730)
                                                                                              ------------
      Net unrealized appreciation (depreciation) ...........................................   72,305,175
                                                                                              ------------
Net realized and unrealized gain (loss) ....................................................   70,997,896
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations ............................  $72,896,277
                                                                                              ============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2002

                                                                            SIX MONTHS ENDED            YEAR ENDED
                                                                            JANUARY 31, 2003          JULY 31, 2002
                                                                            ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................      $  1,898,381           $  2,590,921
  Net realized gain (loss) from investments and
   foreign currency transactions .........................................        (1,307,279)             1,823,354
  Net unrealized appreciation (depreciation) on investments ..............        72,305,175             21,474,326
                                                                            ----------------------------------------
       Net increase (decrease) in net assets resulting from operations ...        72,896,277             25,888,601
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................        (2,293,660)            (4,689,881)
   Class B ...............................................................          (118,232)              (115,973)
   Class C ...............................................................          (251,973)              (493,762)
   Advisor Class .........................................................           (72,570)              (106,486)
                                                                            ----------------------------------------
 Total distributions to shareholders .....................................        (2,736,435)            (5,406,102)
 Capital share transactions: (Note 2)
   Class A ...............................................................        34,321,741             17,103,299
   Class B ...............................................................         8,851,460              7,174,484
   Class C ...............................................................         9,774,204             15,144,140
   Advisor Class .........................................................           507,866              1,644,966
                                                                            ----------------------------------------
 Total capital share transactions ........................................        53,455,271             41,066,889
       Net increase (decrease) in net assets .............................       123,615,113             61,549,388
Net assets
 Beginning of period .....................................................       255,383,369            193,833,981
                                                                            ----------------------------------------
 End of period ...........................................................      $378,998,482           $255,383,369
                                                                            ----------------------------------------
Undistributed net investment income included in net assets:
 End of period ...........................................................      $  1,777,560           $  2,615,614
                                                                            ----------------------------------------

                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At January 31, 2003, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                  YEAR ENDED
                                                                JANUARY 31, 2003                 JULY 31, 2002
                                                             ----------------------------------------------------------
                                                             SHARES           AMOUNT         SHARES          AMOUNT
                                                             ----------------------------------------------------------
CLASS A SHARES:
Shares sold ...............................................   9,836,491   $117,150,257     18,731,599    $ 207,653,383
Shares issued in reinvestment of distributions ............     184,239      2,002,678        437,179        3,930,232
Shares redeemed ...........................................  (7,219,737)   (84,831,194)   (18,116,790)    (194,480,316)
                                                             ----------------------------------------------------------
Net increase ..............................................   2,800,993   $ 34,321,741      1,051,988    $  17,103,299
                                                             ==========================================================

CLASS B SHARES:
Shares sold ...............................................     940,087   $ 11,256,592        993,236    $  11,460,161
Shares issued in reinvestment of distributions ............      10,078        107,830         11,659          103,535
Shares redeemed ...........................................    (219,889)    (2,512,962)      (380,652)      (4,389,212)
                                                             ----------------------------------------------------------
Net increase ..............................................     730,276   $  8,851,460        624,243    $   7,174,484
                                                             ==========================================================

CLASS C SHARES:
Shares sold ...............................................   1,322,688   $ 15,856,111      2,619,992    $  30,838,020
Shares issued in reinvestment of distributions ............      18,783        202,857         42,511          380,477
Shares redeemed ...........................................    (539,963)    (6,284,764)    (1,432,981)     (16,074,357)
                                                             ----------------------------------------------------------
Net increase ..............................................     801,508   $  9,774,204      1,229,522    $  15,144,140
                                                             ==========================================================

ADVISOR CLASS SHARES:
Shares sold ...............................................     198,712   $  2,485,178        275,782    $   3,304,827
Shares issued in reinvestment of distributions ............       6,238         69,364         10,615           97,554
Shares redeemed ...........................................    (165,119)    (2,046,676)      (150,243)      (1,757,415)
                                                             ----------------------------------------------------------
Net increase ..............................................      39,831   $    507,866        136,154    $   1,644,966
                                                             ==========================================================

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

     ENTITY                                                                       AFFILIATION
     ---------------------------------------------------------------------------------------------------
     Franklin Advisers Inc. (Advisers)                                            Investment manager
     Franklin Templeton Services LLC (FT Services)                                Administrative manager
     Franklin/Templeton Distributors Inc. (Distributors)                          Principal underwriter
     Franklin/Templeton Investor Services LLC (Investor Services)                 Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
      ---------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $406,839 and $67,992, respectively.

The Fund paid transfer agent fees of $374,792, of which $285,985 was paid to Investor Services.


4. INCOME TAXES

At July 31, 2002, the Fund had tax basis capital losses of $45,709,354, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2005 ........................... $ 4,483,212
         2006 ...........................   8,665,097
         2007 ...........................  28,763,977
         2008 ...........................   2,754,018
         2009 ...........................   1,043,050
                                          -----------
                                          $45,709,354
                                          ===========

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES (CONT.)

At January 31, 2003, the net unrealized appreciation (depreciation) on the cost of investments for income tax purposes was as follows:

        Cost of investments ................................ $320,613,519
                                                             -------------
        Unrealized appreciation ............................   93,438,972
        Unrealized depreciation ............................  (29,111,757)
                                                             -------------
        Net unrealized appreciation (depreciation) ......... $ 64,327,215
                                                             =============


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2003 aggregated $37,532,204 and $6,153,090, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $124,980 of dividend income from investment in the Sweep Money Fund.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

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FRANKLIN(R) TEMPLETON(R)  One Franklin Parkway
    INVESTEMENTS          San Mateo, CA  94403-1906





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SEMIANNUAL REPORT
FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Gold and Precious Metals Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S2003 03/03    [RECYCLE LOGO OMITTED] Printed on recycled paper